PROPERTY, PLANT AND EQUIPMENT (Schedule of Income from Sub-letting Right-of-use Buildings) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets	11	12
Average remaining lease term (years)	3 years	4 years
No. of Leases with extension options	1	1
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	2	2
No. of leases with termination options	4	4
Buildings [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	1 year
Buildings [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	12 years	13 years
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets	16	16
Average remaining lease term (years)	2 years	2 years
No. of Leases with extension options	0	0
No. of Leases with options to purchase	16	16
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	16	16
Vehicles [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	1 year
Vehicles [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	3 years	3 years
I.T. and office equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
No. of Right-of-Use leased assets	2	10
Average remaining lease term (years)	4 years	1 year
No. of Leases with extension options	0	0
No. of Leases with options to purchase	0	0
No. of leases with variable payments linked to index	0	0
No. of leases with termination options	0	1
I.T. and office equipment [Member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	1 year	1 year
I.T. and office equipment [Member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term in years	5 years	2 years